PROPERTY AND EQUIPMENT - Summary of Reconciliation of Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense	$ 190	$ 176	$ 123
Depreciation expensed to technology expenses
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense	0	46	13
Depreciation expensed to general and administrative expenses
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense	$ 190	$ 130	$ 110